Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,001,900		$ 3,001,900		$ 3,019,424
Other current assets	947,544		947,544		937,761
Goodwill	11,520,812		11,520,812		11,421,889
Income tax payable, current	(195,139)		(195,139)		(150,003)
Short-term borrowings from related parties	(73,048)		(73,048)		(3,973)
Cash Paid	(109,246)	(1,954,544)	(109,246)	(1,954,544)
Revenue	3,666,132	3,417,938	10,742,568	10,094,666
Operating income	557,260	567,642	1,594,812	1,659,433
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Other current assets	164,068		164,068
Trade accounts receivable	149,219		149,219
Other current assets	17,458		17,458
Deferred Tax Asset	14,932		14,932
Property, plant and equipment	168,335		168,335
Intangible assets and other assets	84,556		84,556
Goodwill	2,003,465		2,003,465
Acquisition Accounts Payable	105,403		105,403
Income tax payable, current	33,597		33,597
Short-term borrowings from related parties	72,101		72,101
Other Liabilities	39,923		39,923
Noncontrolling interests (subject and not subject to put provisions)	169,651		169,651
Total acquisition cost	2,181,358		2,181,358
Investment at acquisition date	(201,915)		(201,915)
Long Term Note Receivable Acquisitions	(282,784)		(282,784)
Total non-cash items	(484,699)		(484,699)
Cash Paid	$ 1,696,659		$ 1,696,659